Other information about investments (Details 4)		12 Months Ended
		Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 EGP (ج.م.)	Dec. 31, 2018 VEF ( )	Dec. 31, 2018 KZT (₸)	Dec. 31, 2018 KWD (د.ك)	Dec. 31, 2018 MZN (MT)	Dec. 31, 2018 AED (د.إ)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about investment property [line items]
Share capital | €		€ 4,005,000,000									€ 4,005,000,000
In Italy [Member] | Exploration and Productions [Member] | Subsidiaries One [Member]
Disclosure of detailed information about investment property [line items]
Company name	[1]	Mozambique Rovuma Venture SpA (†)
Registered office		San Donato Milanese (MI)
Country of operation		Mozambique
Share capital | €		€ 20,000,000
% Equity ratio		35.71%
Consolidation or valutation method	[1]	J.O.
In Italy [Member] | Exploration and Productions [Member] | Subsidiaries One [Member] | ENI SPA [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Eni SpA
% Ownership		35.71%
In Italy [Member] | Exploration and Productions [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Third parties
% Ownership		64.29%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries One [Member]
Disclosure of detailed information about investment property [line items]
Company name	[1]	Agiba Petroleum Co (†)
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital | ج.م.					ج.م. 20,000
Consolidation or valutation method	[1]	Co.
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Third partie
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries One [Member] | Ieoc Production BV [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Ieoc Production BV
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Two [Member]
Disclosure of detailed information about investment property [line items]
Company name		Angola LNG Ltd
Registered office		Hamilton (Bermuda)
Country of operation		Angola
Share capital			$ 10,082,000,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Two [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Third parties
% Ownership		86.40%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Two [Member] | Eni Angola Prod BV [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Eni Angola Prod.BV
% Ownership		13.60%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Three [Member]
Disclosure of detailed information about investment property [line items]
Company name		Ashrafi Island Petroleum Co
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital | ج.م.					20,000
Consolidation or valutation method	[1]	Co.
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Three [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Third parties
% Ownership		75.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Three [Member] | Ieoc Production BV [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Ieoc Production BV
% Ownership		25.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Four [Member]
Disclosure of detailed information about investment property [line items]
Company name	[1]	Barentsmorneftegaz Sàrl(†)
Registered office		Luxembourg (Luxembourg)
Country of operation		Russia
Share capital			20,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Four [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Third parties
% Ownership		66.67%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Four [Member] | Eni Energy Russia BV [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Eni Energy Russia BV
% Ownership		33.33%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Five [Member]
Disclosure of detailed information about investment property [line items]
Company name	[1]	Cabo Delgado Gas Development Limitada(†)
Registered office		Maputo (Mozambique)
Country of operation		Mozambique
Share capital | MT									MT 2,500,000
Consolidation or valutation method	[1]	Co.
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Five [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Five [Member] | Eni MozamLNG HBV [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Eni Mozam.LNG H. BV
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Six [Member]
Disclosure of detailed information about investment property [line items]
Company name	[1]	Cardón IV SA(†)
Registered office		Caracas (Venezuela)
Country of operation		Venezuela
Share capital |						172.1
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Six [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Six [Member] | Eni Venezuela BV [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Eni Venezuela BV
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Seven [Member]
Disclosure of detailed information about investment property [line items]
Company name		Compañia Agua Plana SA
Registered office		Caracas (Venezuela)
Country of operation		Venezuela
Share capital |						0.001
Consolidation or valutation method	[1]	Co.
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Seven [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Third parties
% Ownership		74.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Seven [Member] | Eni Venezuela BV [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Eni Venezuela BV
% Ownership		26.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Eight [Member]
Disclosure of detailed information about investment property [line items]
Company name		Coral FLNG SA
Registered office		Maputo (Mozambique)
Country of operation		Mozambique
Share capital | MT									MT 100,000,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Eight [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Third parties
% Ownership		75.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Eight [Member] | Eni MozamLNG HBV [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Eni Mozam.LNG H. BV
% Ownership		25.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Nine [Member]
Disclosure of detailed information about investment property [line items]
Company name		Coral South FLNG DMCC
Registered office		Dubai (United Arab Emirates)
Country of operation		United Arab Emirates
Share capital | د.إ										د.إ 500,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Nine [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Third parties
% Ownership		75.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Nine [Member] | Eni MozamLNG HBV [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Eni Mozam.LNG H. BV
% Ownership		25.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Ten [Member]
Disclosure of detailed information about investment property [line items]
Company name		East Delta Gas Co (in liquidation)
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital | ج.م.					20,000
Consolidation or valutation method	[1]	Co.
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Ten [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Third parties
% Ownership		62.50%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Ten [Member] | Ieoc Production BV [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Ieoc Production BV
% Ownership		37.50%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Eleven [Member]
Disclosure of detailed information about investment property [line items]
Company name	[1]	East Kanayis Petroleum Co(†)
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital | ج.م.					20,000
Consolidation or valutation method	[1]	Co.
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Eleven [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Eleven [Member] | Ieoc Production BV [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Ieoc Production BV
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Twelve [Member]
Disclosure of detailed information about investment property [line items]
Company name	[1]	East Obaiyed Petroleum Company(†)
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital | ج.م.					20,000
Consolidation or valutation method	[1]	Co.
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Twelve [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Twelve [Member] | Ieoc SpA [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Ieoc SpA
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Thirteen [Member]
Disclosure of detailed information about investment property [line items]
Company name		El Temsah Petroleum Co
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital | ج.م.					20,000
Consolidation or valutation method	[1]	Co.
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Thirteen [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Third parties
% Ownership		75.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Thirteen [Member] | Ieoc Production BV [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Ieoc Production BV
% Ownership		25.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Fourteen [Member]
Disclosure of detailed information about investment property [line items]
Company name	[1]	El-Fayrouz Petroleum Co(†) (in liquidation)
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital | ج.م.					ج.م. 20,000
Consolidation or valutation method	[1]	Co.
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Fourteen [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Fourteen [Member] | Ieoc Exploration BV [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Ieoc Exploration BV
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Fifteen [Member]
Disclosure of detailed information about investment property [line items]
Company name	[1]	Fedynskmorneftegaz Sàrl(†)
Registered office		Luxembourg (Luxembourg)
Country of operation		Russia
Share capital			20,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Fifteen [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Third parties
% Ownership		66.67%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Fifteen [Member] | Eni Energy Russia BV [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Eni Energy Russia BV
% Ownership		33.33%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Sixteen [Member]
Disclosure of detailed information about investment property [line items]
Company name	[1]	Isatay Operating Company Llp(†)
Registered office		Astana (Kazakhstan)
Country of operation		Kazakhstan
Share capital | ₸							₸ 400,000
Consolidation or valutation method	[1]	Co.
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Sixteen [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Sixteen [Member] | Eni Isatay BV [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Eni Isatay BV
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Seventeen [Member]
Disclosure of detailed information about investment property [line items]
Company name		Karachaganak Petroleum Operating BV
Registered office		Amsterdam (Netherlands)
Country of operation		Kazakhstan
Share capital | €		€ 20,000
Consolidation or valutation method	[1]	Co.
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Seventeen [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Third parties
% Ownership		70.75%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Seventeen [Member] | Agip KarachagBV [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Agip Karachag.BV
% Ownership		29.25%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Eighteen [Member]
Disclosure of detailed information about investment property [line items]
Company name		Karachaganak Project Development Ltd (KPD)
Registered office		Reading, Berkshire (United Kingdom)
Country of operation		United Kingdom
Share capital | £				£ 100
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Eighteen [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Third parties
% Ownership		62.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Eighteen [Member] | Agip KarachagBV [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Agip Karachag.BV
% Ownership		38.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Nineteen [Member]
Disclosure of detailed information about investment property [line items]
Company name		Khaleej Petroleum Co Wll
Registered office		Safat (Kuwait)
Country of operation		Kuwait
Share capital | د.ك								د.ك 250,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Nineteen [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Third parties
% Ownership		51.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Nineteen [Member] | Eni Middle E Ltd [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Eni Middle E. Ltd
% Ownership		49.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Twenty [Member]
Disclosure of detailed information about investment property [line items]
Company name		Liberty National Development Co Llc
Registered office		Wilmington (USA)
Country of operation		USA
Share capital	[2]		0
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Twenty [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Third parties
% Ownership		67.50%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Twenty [Member] | Eni Oil & Gas Inc [Member]
Disclosure of detailed information about investment property [line items]
Shareholders		Eni Oil & Gas Inc
% Ownership		32.50%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Twenty One [Member]
Disclosure of detailed information about investment property [line items]
Company name		Mediterranean Gas Co
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital			20,000
Shareholders		Ieoc Production BV Third parties
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Twenty One [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		75.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Twenty One [Member] | Ieoc Production BV [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		25.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Twenty Two [Member]
Disclosure of detailed information about investment property [line items]
Company name	[1]	Mellitah Oil & Gas BV(†)
Registered office		Amsterdam (Netherlands)
Country of operation		Libya
Share capital			20,000
Shareholders		Eni North Africa BV Third parties
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Twenty Two [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Twenty Two [Member] | Eni North Africa BV [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Twenty Three [Member]
Disclosure of detailed information about investment property [line items]
Company name		Nile Delta Oil Co Nidoco
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital			20,000
Shareholders		Ieoc Production BV Third parties
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Twenty Three [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		62.50%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Twenty Three [Member] | Ieoc Production BV [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		37.50%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Twenty Four [Member]
Disclosure of detailed information about investment property [line items]
Company name		Norpipe Terminal Holdco Ltd
Registered office		London (United Kingdom)
Country of operation		Norway
Share capital			55.69
Shareholders		Eni SpA Third parties
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Twenty Four [Member] | ENI SPA [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		14.20%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Twenty Four [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		85.80%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Twenty Five [Member]
Disclosure of detailed information about investment property [line items]
Company name		Norsea Pipeline Ltd
Registered office		Woking Surrey (United Kingdom)
Country of operation		Egypt
Share capital			20,000
Shareholders		Ieoc Exploration BV Third parties
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Twenty Five [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		70.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Twenty Five [Member] | Ieoc Exploration BV [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		30.00%
Outside Italy [Member] | Exploration and Productions [Member] | SubsidiariesTwenty Six [Member]
Disclosure of detailed information about investment property [line items]
Company name		North Bardawil Petroleum Co (in liquidation)
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital			20,000
Shareholders		Ieoc SpA Third parties
Outside Italy [Member] | Exploration and Productions [Member] | SubsidiariesTwenty Six [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		75.00%
Outside Italy [Member] | Exploration and Productions [Member] | SubsidiariesTwenty Six [Member] | Ieoc SpA [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		25.00%
Outside Italy [Member] | Exploration and Productions [Member] | SubsidiariesTwenty Seven [Member]
Disclosure of detailed information about investment property [line items]
Company name		North El Burg Petroleum Co
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital			20,000
Shareholders		Ieoc Production BV Third parties
Outside Italy [Member] | Exploration and Productions [Member] | SubsidiariesTwenty Seven [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | SubsidiariesTwenty Seven [Member] | Ieoc Production BV [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | SubsidiariesTwenty Eight [Member]
Disclosure of detailed information about investment property [line items]
Company name	[1]	Petrobel Belayim Petroleum Co(†)
Registered office		Caracas (Venezuela)
Country of operation		Venezuela
Share capital			3,790
Shareholders		Eni Lasmo Plc Third parties
Outside Italy [Member] | Exploration and Productions [Member] | SubsidiariesTwenty Eight [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		60.00%
Outside Italy [Member] | Exploration and Productions [Member] | SubsidiariesTwenty Eight [Member] | Eni Lasmo Plc [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		40.00%
Outside Italy [Member] | Exploration and Productions [Member] | SubsidiariesTwenty Nine [Member]
Disclosure of detailed information about investment property [line items]
Company name	[1]	PetroBicentenario SA(†)
Registered office		Caracas (Venezuela)
Country of operation		Venezuela
Share capital			24,021
Shareholders		Eni Lasmo Plc Third parties
Outside Italy [Member] | Exploration and Productions [Member] | SubsidiariesTwenty Nine [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		60.00%
Outside Italy [Member] | Exploration and Productions [Member] | SubsidiariesTwenty Nine [Member] | Eni Lasmo Plc [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		40.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Thirty [Member]
Disclosure of detailed information about investment property [line items]
Company name	[1]	PetroJunín SA(†)
Registered office		Caracas (Venezuela)
Country of operation		Venezuela
Share capital			2,203
Shareholders		Eni Venezuela BV Third parties
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Thirty [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		74.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Thirty [Member] | Eni Venezuela BV [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		26.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Thirty One [Member]
Disclosure of detailed information about investment property [line items]
Company name		PetroSucre SA
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital			20,000
Shareholders		Ieoc Production BV Third parties
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Thirty One [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		75.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Thirty One [Member] | Ieoc Production BV [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		25.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Thirty Two [Member]
Disclosure of detailed information about investment property [line items]
Company name		Pharaonic Petroleum Co
Registered office		Sandnes (Norway)
Country of operation		Norway
Share capital			60,000
Shareholders		Vår Energi AS
% Ownership		100.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Thirty Three [Member]
Disclosure of detailed information about investment property [line items]
Company name		Point Resources FPSO Holding AS
Registered office		Sandnes (Norway)
Country of operation		Norway
Share capital			150,100,000
Shareholders		PR FPSO Holding AS
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Thirty Three [Member] | PR FPSO AS [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		100.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Thirty Three [Member] | Holding As [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		5.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Thirty Four [Member]
Disclosure of detailed information about investment property [line items]
Company name		Point Resources FPSO Holding AS
Registered office		Sandnes (Norway)
Country of operation		Norway
Share capital			0
Shareholders		PR FPSO AS PR FPSO Holding AS
Outside Italy [Member] | Exploration and Productions [Member] | SubsidiariesThirty Five [Member]
Disclosure of detailed information about investment property [line items]
Company name		PR Jotun DA
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital			20,000
Shareholders		Ieoc Production BV Third parties
Outside Italy [Member] | Exploration and Productions [Member] | SubsidiariesThirty Five [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | SubsidiariesThirty Five [Member] | Ieoc Production BV [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Thirty Six [Member]
Disclosure of detailed information about investment property [line items]
Company name	[1]	Port Said Petroleum Co(†)
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital			20,000
Shareholders		Ieoc Production BV Third parties
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Thirty Six [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		77.50%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Thirty Six [Member] | Ieoc Production BV [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		22.50%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Thirty Seven [Member]
Disclosure of detailed information about investment property [line items]
Company name		Raml Petroleum Co
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital			20,000
Shareholders		Ieoc Production BV Third parties
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Thirty Seven [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		62.50%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Thirty Seven [Member] | Ieoc Production BV [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		37.50%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Thirty Eight [Member]
Disclosure of detailed information about investment property [line items]
Company name		Ras Qattara Petroleum Co
Registered office		Maputo (Mozambique)
Country of operation		Mozambique
Share capital			140,000
Shareholders		Mozamb. Rov. V. SpA Third parties
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Thirty Eight [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		66.67%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Thirty Eight [Member] | Mozamb Rov V SpA [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		33.33%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Thirty Nine [Member]
Disclosure of detailed information about investment property [line items]
Company name	[1]	Rovuma Basin LNG Land Limitada(†)
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital			20,000
Shareholders		Ieoc Production BV Third parties
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Thirty Nine [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		75.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Thirty Nine [Member] | Ieoc Production BV [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		25.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Forty [Member]
Disclosure of detailed information about investment property [line items]
Company name		Shorouk Petroleum Company
Registered office		Pointe-Noire (Republic of theCongo)
Country of operation		Republic of the Congo
Share capital			44,732,000,000
Shareholders		Eni Congo SA Third parties
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Forty [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		80.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Forty [Member] | Eni Congo SA [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		20.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Forty One [Member]
Disclosure of detailed information about investment property [line items]
Company name		Societe Centrale Electrique du Congo SA
Country of operation		Tunisia
Share capital			5,000,000
Shareholders		Eni Tunisia BV Third parties
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Forty One [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Forty One [Member] | Eni Tunisia BV [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Forty Two [Member]
Disclosure of detailed information about investment property [line items]
Company name	[1]	Societe Italo Tunisienne d Exploitation Petroliere SA
Registered office		Tunisi (Tunisia)
Country of operation		Tunisia
Share capital			100,000
Shareholders		Eni Tunisia BV Third parties
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Forty Two [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Forty Two [Member] | Eni Tunisia BV [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Forty Three [Member]
Disclosure of detailed information about investment property [line items]
Company name	[1]	Sodeps - Société de Developpement et d’Exploitation du Permis du Sud SA(†)
Registered office		Istanbul (Turkey)
Country of operation		Turkey
Share capital			9,850,000
Shareholders		Eni International BV Third parties
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Forty Three [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Forty Three [Member] | Eni International BV [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Forty Four [Member]
Disclosure of detailed information about investment property [line items]
Company name		Tapco Petrol Boru Hatti Sanayi ve Ticaret AS(†) (in liquidation)
Registered office		Aksai (Kazakhstan)
Country of operation		Kazakhstan
Share capital			29,478,455
Shareholders		EniProgetti SpA Third parties
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Forty Four [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		51.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Forty Four [Member] | Eni Progetti SpA [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		49.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Forty Five [Member]
Disclosure of detailed information about investment property [line items]
Company name	[1]	Tecninco Engineering Contractors Llp(†)
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital			20,000
Shareholders		Ieoc Exploration BV Third parties
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Forty Five [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		75.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Forty Five [Member] | Ieoc Exploration BV [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		25.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Forty Six [Member]
Disclosure of detailed information about investment property [line items]
Company name		Thekah Petroleum Co (in liquidation)
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital			153,000,000
Shareholders		Eni International BV Third parties
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Forty Six [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		66.67%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Forty Six [Member] | Eni International BV [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		33.33%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Forty Seven [Member]
Disclosure of detailed information about investment property [line items]
Company name		United Gas Derivatives Co
Registered office		London (United Kingdom)
Country of operation		Indonesia
Share capital			1,315,912
Shareholders		Eni Lasmo Plc Third parties
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Forty Seven [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Forty Seven [Member] | Eni Lasmo Plc [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Forty Eight [Member]
Disclosure of detailed information about investment property [line items]
Company name	[1]	VIC CBM Ltd
Registered office		London (United Kingdom)
Country of operation		Indonesia
Share capital			631,640
Shareholders		Eni Lasmo Plc Third parties
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Forty Eight [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Forty Eight [Member] | Eni Lasmo Plc [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Forty Nine [Member]
Disclosure of detailed information about investment property [line items]
Company name	[1]	Virginia Indonesia Co CBM Ltd(†)
Registered office		Forus (Norway)
Country of operation		Norway
Share capital			399,425,000
Shareholders		Eni International BV Third parties
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Forty Nine [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		30.40%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Forty Nine [Member] | Eni International BV [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		69.60%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Fifty [Member]
Disclosure of detailed information about investment property [line items]
Company name	[1]	Vår Energi AS(†) (former Eni Norge AS)
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital			$ 20,000
Shareholders		Ieoc Exploration BV Third parties
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Fifty [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Fifty [Member] | Ieoc Exploration BV [Member]
Disclosure of detailed information about investment property [line items]
% Ownership		50.00%
Outside Italy [Member] | Exploration and Productions [Member] | Subsidiaries Fifty One [Member]
Disclosure of detailed information about investment property [line items]
Company name	[1]	West Ashrafi Petroleum Co(†) (in liquidation)

[1]	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value
[2]	Shares without nominal value.